SIGNIFICANT ACCOUNTING POLICIES - Estimated useful lives (Details) - Office equipment [member]	12 Months Ended
Dec. 31, 2021
Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives in years	1 year
Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives in years	5 years